Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 101.15%
iShares - 8.64%
iShares® Broad USD High Yield Corporate Bond ETF	19,645	$697,398
iShares® Core S&P 500® ETF	4,077	1,053,497
iShares® JP Morgan USD Emerging Markets Bond ETF	9,024	872,440
iShares® MSCI United Kingdom ETF	14,914	356,146

Total iShares		2,979,481

Other - 92.51%
JPMorgan BetaBuilders Japan ETF	16,854	345,001
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3,560	352,369
Schwab Fundamental Emerging Markets Large Company Index ETF	17,477	359,327
Schwab Fundamental International Large Company Index ETF	25,287	531,786
Schwab US TIPS ETF	24,412	1,403,934
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	43,549	1,239,840
Vanguard® Energy ETF	9,610	367,294
Vanguard® FTSE Developed Markets ETF	31,881	1,062,913
Vanguard® FTSE Emerging Markets ETF	10,662	357,710
Vanguard® Health Care ETF	2,125	352,941
Vanguard® Intermediate-Term Government Bond ETF	24,973	1,761,845
Vanguard® Mortgage-Backed Securities ETF	55,250	3,011,125
Vanguard® Short-Term Bond ETF	79,687	6,548,678
Vanguard® Short-Term Corporate Bond ETF	20,101	1,589,989
Vanguard® Short-Term Inflation-Protected Securities ETF	21,611	1,052,888
Vanguard® Total Bond Market ETF	108,676	9,275,497
Vanguard® Total Stock Market ETF	13,640	1,758,332
Vanguard® Value ETF	5,894	524,920

Total Other		31,896,389

Total Exchange Traded Funds
(Cost $35,355,530)		34,875,870

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 6.81%
State Street Institutional Treasury Plus Money Market Fund	0.366%	2,348,561	$2,348,561

Total Short-Term Investments
(Cost $2,348,561)			2,348,561

Total Investments - 107.96%
(Total cost $37,704,091)			37,224,431

Liabilities in Excess of Other Assets - (7.96)%			(2,746,074)

Net Assets - 100.00%			$34,478,357

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.25%
iShares - 13.55%
iShares® Broad USD High Yield Corporate Bond ETF	26,362	$935,851
iShares® Core S&P 500® ETF	10,929	2,824,054
iShares® Core S&P® Mid-Cap ETF	15,443	2,221,630
iShares® JP Morgan USD Emerging Markets Bond ETF	12,915	1,248,622
iShares® MSCI United Kingdom ETF	53,413	1,275,502

Total iShares		8,505,659

Other - 85.70%
JPMorgan BetaBuilders Japan ETF	45,255	926,370
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,369	630,404
Schwab Fundamental Emerging Markets Large Company Index ETF	62,528	1,285,576
Schwab Fundamental International Large Company Index ETF	120,648	2,537,227
Schwab US TIPS ETF	37,899	2,179,571
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	55,645	1,584,213
Vanguard® Consumer Staples ETF	4,579	631,078
Vanguard® Energy ETF	34,288	1,310,487
Vanguard® FTSE Developed Markets ETF	85,562	2,852,637
Vanguard® FTSE Emerging Markets ETF	47,649	1,598,624
Vanguard® Health Care ETF	5,702	947,045
Vanguard® Intermediate-Term Government Bond ETF	44,552	3,143,144
Vanguard® Mortgage-Backed Securities ETF	69,146	3,768,457
Vanguard® Short-Term Bond ETF	72,992	5,998,483
Vanguard® Short-Term Corporate Bond ETF	15,983	1,264,255
Vanguard® Short-Term Inflation-Protected Securities ETF	19,330	941,758
Vanguard® Total Bond Market ETF	178,213	15,210,480
Vanguard® Total Stock Market ETF	34,132	4,399,956
Vanguard® Value ETF	21,100	1,879,166
Xtrackers MSCI EAFE Hedged Equity ETF	23,527	630,524

Total Other		53,719,455

Total Exchange Traded Funds
(Cost $65,629,374)		62,225,114

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.26%
State Street Institutional Treasury Plus Money Market Fund	0.366%	791,804	$791,804

Total Short-Term Investments
(Cost $791,804)			791,804

Total Investments - 100.51%
(Total cost $66,421,178)			63,016,918

Liabilities in Excess of Other Assets - (0.51)%			(322,610)

Net Assets - 100.00%			$62,694,308

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.15%
iShares - 20.56%
iShares® Broad USD High Yield Corporate Bond ETF	39,553	$1,404,131
iShares® Core S&P 500® ETF	49,220	12,718,448
iShares® Core S&P® Mid-Cap ETF	59,693	8,587,435
iShares® JP Morgan USD Emerging Markets Bond ETF	21,801	2,107,721
iShares® MSCI United Kingdom ETF	180,279	4,305,063

Total iShares		29,122,798

Other - 78.59%
JPMorgan BetaBuilders Japan ETF	135,930	2,782,487
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	14,336	1,418,977
Schwab Fundamental Emerging Markets Large Company Index ETF	140,752	2,893,861
Schwab Fundamental International Large Company Index ETF	339,924	7,148,602
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	100,205	2,852,836
Vanguard® Consumer Staples ETF	10,301	1,419,684
Vanguard® Energy ETF	135,263	5,169,752
Vanguard® FTSE Developed Markets ETF	278,060	9,270,520
Vanguard® FTSE Emerging Markets ETF	193,144	6,479,981
Vanguard® Health Care ETF	17,113	2,842,298
Vanguard® Intermediate-Term Government Bond ETF	60,178	4,245,558
Vanguard® Mortgage-Backed Securities ETF	77,809	4,240,591
Vanguard® Short-Term Bond ETF	69,168	5,684,226
Vanguard® Short-Term Corporate Bond ETF	26,979	2,134,039
Vanguard® Short-Term Inflation-Protected Securities ETF	43,519	2,120,246
Vanguard® Total Bond Market ETF	335,717	28,653,446
Vanguard® Total Stock Market ETF	98,780	12,733,730
Vanguard® Value ETF	47,429	4,224,027
Vanguard® Small-Cap Value ETF	16,093	1,429,058

Security Description	Shares	Value
Other (continued)
Xtrackers MSCI EAFE Hedged Equity ETF	132,274	$3,544,943

Total Other		111,288,862

Total Exchange Traded Funds
(Cost $152,422,614)		140,411,660

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.15%
State Street Institutional Treasury Plus Money Market Fund	0.366%	1,631,730	$1,631,730

Total Short-Term Investments
(Cost $1,631,730)			1,631,730

Total Investments - 100.30%
(Total cost $154,054,344)			142,043,390

Liabilities in Excess of Other Assets - (0.30)%			(421,266)

Net Assets - 100.00%			$141,622,124

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.09%
iShares - 22.57%
iShares® Core S&P 500® ETF	75,294	$19,455,970
iShares® Core S&P® Mid-Cap ETF	93,305	13,422,857
iShares® MSCI United Kingdom ETF	300,900	7,185,492

Total iShares		40,064,319

Other - 77.52%
JPMorgan BetaBuilders Japan ETF	254,993	5,219,707
Schwab Fundamental Emerging Markets Large Company Index ETF	176,160	3,621,850
Schwab Fundamental International Large Company Index ETF	509,852	10,722,187
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	62,707	1,785,268
Vanguard® Consumer Staples ETF	19,351	2,666,955
Vanguard® Energy ETF	213,116	8,145,293
Vanguard® FTSE Developed Markets ETF	455,256	15,178,235
Vanguard® FTSE Emerging Markets ETF	429,570	14,412,073
Vanguard® Health Care ETF	26,784	4,448,555
Vanguard® Intermediate-Term Government Bond ETF	62,758	4,427,577
Vanguard® Short-Term Bond ETF	43,292	3,557,736
Vanguard® Small-Cap ETF	15,451	1,783,663
Vanguard® Total Bond Market ETF	297,268	25,371,824
Vanguard® Total Stock Market ETF	157,989	20,366,362
Vanguard® Value ETF	99,076	8,823,709
Vanguard® Small-Cap Value ETF	20,095	1,784,436
Xtrackers MSCI EAFE Hedged Equity ETF	198,847	5,329,100

Total Other		137,644,530

Total Exchange Traded Funds
(Cost $199,238,399)		177,708,849

Total Investments - 100.09%
(Total cost $199,238,399)		177,708,849

Liabilities in Excess of Other Assets - (0.09)%		(151,885)

Net Assets - 100.00%		$177,556,964

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2020 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.99%
iShares - 27.52%
iShares® Core S&P 500® ETF	41,496	$10,722,566
iShares® Core S&P® Mid-Cap ETF	53,484	7,694,208
iShares® MSCI South Korea ETF	39,037	1,831,616
iShares® MSCI United Kingdom ETF	190,089	4,539,325

Total iShares		24,787,715

Other - 72.47%
JPMorgan BetaBuilders Japan ETF	128,885	2,638,276
Schwab Fundamental Emerging Markets Large Company Index ETF	177,996	3,659,598
Schwab Fundamental International Large Company Index ETF	279,331	5,874,331
Vanguard® Consumer Staples ETF	13,046	1,798,000
Vanguard® Energy ETF	133,069	5,085,897
Vanguard® FTSE Developed Markets ETF	243,658	8,123,558
Vanguard® FTSE Emerging Markets ETF	189,972	6,373,561
Vanguard® Health Care ETF	16,229	2,695,475
Vanguard® Small-Cap ETF	15,608	1,801,787
Vanguard® Total Bond Market ETF	51,752	4,417,033
Vanguard® Total Stock Market ETF	97,189	12,528,634
Vanguard® Value ETF	64,979	5,787,030
Vanguard® Small-Cap Value ETF	15,233	1,352,690
Xtrackers MSCI EAFE Hedged Equity ETF	117,101	3,138,307

Total Other		65,274,177

Total Exchange Traded Funds
(Cost $106,394,651)		90,061,892

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.15%
State Street Institutional Treasury Plus Money Market Fund	0.366%	129,105	$129,105

Total Short-Term Investments
(Cost $129,105)			129,105

Total Investments - 100.14%
(Total cost $106,523,756)			90,190,997

Liabilities in Excess of Other Assets - (0.14)%			(121,722)

Net Assets - 100.00%			$90,069,275

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of March 31, 2020 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 38.64%
Enbridge, Inc.	159,931	$4,657,125
Gibson Energy, Inc.	63,304	730,967
Inter Pipeline, Ltd.	183,048	1,095,192
Keyera Corp.	94,139	874,965
Pembina Pipeline Corp.	82,621	1,549,914
TC Energy Corp.	103,019	4,578,866

Total Canadian Energy Infrastructure Companies
(Cost $19,350,953)		13,487,029

U.S. Energy Infrastructure Companies - 25.70%
Cheniere Energy, Inc. (1)	50,024	1,675,804
Equitrans Midstream Corp.	178,270	896,698
Kinder Morgan, Inc.	204,515	2,846,849
Macquarie Infrastructure Corp.	32,049	809,237
ONEOK, Inc.	44,603	972,791
Tallgrass Energy LP	66,632	1,096,763
Targa Resources Corp.	91,855	634,718
Tellurian, Inc. (1)	41,385	37,408

Total U.S. Energy Infrastructure Companies
(Cost $19,747,286)		8,970,268

U.S. Energy Infrastructure MLPs - 23.19%
BP Midstream Partners LP	7,235	67,358
CNX Midstream Partners LP	6,085	49,289
Crestwood Equity Partners LP	7,596	32,131
Enable Midstream Partners LP	13,482	34,649
Energy Transfer LP	352,552	1,621,739
Enterprise Products Partners LP	225,793	3,228,840
Genesis Energy LP	16,546	64,860
Holly Energy Partners LP	6,922	97,116
Magellan Midstream Partners LP	34,603	1,262,664
MPLX LP	59,521	691,634
NGL Energy Partners LP	18,003	46,808
Noble Midstream Partners LP	4,875	17,063
NuStar Energy LP	14,902	128,008
Phillips 66 Partners LP	10,990	400,366
Rattler Midstream LP	19,105	66,485
Shell Midstream Partners LP	18,748	187,105
Western Gas Partners LP	30,522	98,891

Total U.S. Energy Infrastructure MLPs
(Cost $19,992,790)		8,095,006

U.S. General Partners - 10.48%
Antero Midstream Corp.	140,502	295,054
EnLink Midstream LLC	113,092	124,401
Plains GP Holdings LP	216,130	1,212,489

Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	143,230	$2,026,705

Total U.S. General Partners
(Cost $10,612,519)		3,658,649

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.76%
State Street Institutional Treasury Plus Money Market Fund	0.366%	265,657	$265,657

Total Short-Term Investments
(Cost $265,657)			265,657

Total Investments - 98.77%
(Total cost $69,969,205)			34,476,609

Other Assets in Excess of Liabilities - 1.23%			429,990

Net Assets - 100.00%			$34,906,599

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of March 31, 2020 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 23.36%
Financials - 23.36%
HarbourVest Global Private Equity, Ltd. (1)	85,467	$1,467,779
HBM Healthcare Investments AG, Class A	4,250	827,995
HgCapital Trust PLC	250,861	685,502
ICG Enterprise Trust PLC	46,000	373,037
NB Private Equity Partners, Ltd.	54,100	457,034
Pantheon International PLC Fund (1)	55,250	1,147,119
Princess Private Equity Holding, Ltd.	51,000	499,904

Total Financials		5,458,370

Total Closed-End Funds
(Cost $6,142,856)		5,458,370

Common Stocks - 67.85%
Communication Services - 11.42%
IAC/InterActiveCorp (1)	6,340	1,136,318
Liberty Broadband Corp., Class C (1)	9,000	996,480
Liberty SiriusXM, Class A (1)	16,900	535,561

Total Communication Services		2,668,359

Consumer Discretionary - 1.50%
Naspers, Ltd., N Shares	1,900	270,017
Rocket Internet SE (1)(2)	4,000	81,262

Total Consumer Discretionary		351,279

Consumer Staples - 1.36%
Schouw & Co. AB	4,800	318,134

Financials - 44.35%
3i Group PLC	57,200	554,245
Altamir	3,400	52,854
Apollo Global Management, Inc., Class A	10,500	351,750
Ares Capital Corp.	44,100	475,398
Berkshire Hathaway, Inc., Class B (1)	5,770	1,054,929
Blackstone Group, Inc., Class A	19,600	893,172
Brederode SA	9,691	751,322
Brookfield Asset Management, Inc., Class A	21,200	938,100
Cannae Holdings, Inc. (1)	18,200	609,518
Carlyle Group, Inc.	17,600	381,040
Eurazeo SE	2,400	107,687
EXOR N.V.	6,350	327,274
FS KKR Capital Corp.	170,000	510,000
Intermediate Capital Group PLC	38,900	429,345

Security Description	Shares	Value
Financials (continued)
Investor AB, B Shares	12,200	$550,387
KKR & Co. LP, Class A	38,900	912,983
New Mountain Finance Corp.	26,800	182,240
Pargesa Holding SA	1,200	79,979
Partners Group Holding AG	900	616,199
Standard Life Private Equity	187,345	584,289

Total Financials		10,362,711

Health Care - 1.90%
Danaher Corp.	3,200	442,912

Industrials - 4.07%
Brookfield Business Partners LP	11,300	285,772
Colfax Corp. (1)	14,800	293,040
Fortive Corp.	3,300	182,127
Melrose Industries PLC	170,000	188,910

Total Industrials		949,849

Utilities - 3.25%
Brookfield Infrastructure Corp. (1)	2,133	69,419
Brookfield Infrastructure Partners LP, Class A	19,200	690,624

Total Utilities		760,043

Total Common Stocks
(Cost $18,044,209)		15,853,287

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 9.53%
State Street Institutional Treasury Plus Money Market Fund	0.366%	2,226,386	$2,226,386

Total Short-Term Investments
(Cost $2,226,386)			2,226,386

Total Investments - 100.74%
(Total cost $26,413,451)			23,538,043

Liabilities in Excess of Other Assets - (0.74)%			(171,746)

Net Assets - 100.00%			$23,366,297

(1)	Non-income producing security.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $81,262, representing 0.35% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

March 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio has elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Listed Private Equity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships  for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2020:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,875,870	$–	$–	$34,875,870
Short-Term Investments	2,348,561	–	–	2,348,561
Total	$37,224,431	$–	$–	$37,224,431

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$62,225,114	$–	$–	$62,225,114
Short-Term Investments	791,804	–	–	791,804
Total	$63,016,918	$–	$–	$63,016,918

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$140,411,660	$–	$–	$140,411,660
Short-Term Investments	1,631,730	–	–	1,631,730
Total	$142,043,390	$–	$–	$142,043,390

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$177,708,849	$–	$–	$177,708,849
Total	$177,708,849	$–	$–	$177,708,849

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$90,061,892	$–	$–	$90,061,892
Short-Term Investments	129,105	–	–	129,105
Total	$90,190,997	$–	$–	$90,190,997

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$13,487,029	$–	$–	$13,487,029
U.S. Energy Infrastructure Companies	8,970,268	–	–	8,970,268
U.S. Energy Infrastructure MLPs	8,095,006	–	–	8,095,006
U.S. General Partners	3,658,649	–	–	3,658,649
Short-Term Investments	265,657	–	–	265,657
Total	$34,476,609	$–	$–	$34,476,609

ALPS | Red Rocks Listed Private Equity Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$–	$5,458,370	$–	$5,458,370
Common Stocks	11,102,624	4,750,663	–	15,853,287
Short-Term Investments	2,226,386	–	–	2,226,386
Total	$13,329,010	$10,209,033	$–	$23,538,043

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the three months ended March 31, 2020.

Master Limited Partnerships (“MLPs”):  Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio  shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

3. SUBSEQUENT EVENT

Effective April 30, 2020, the ALPS | Red Rocks Listed Private Equity Portfolio changed its name to the ALPS | Red Rocks Global Opportunity Portfolio.